INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Revenue
Rental	$ 10,991,466		$ 15,656,000
Interest and other	192,277		313,630
Operating Partnerships Revenues	11,183,743		15,969,630
Expenses
Interest	1,261,533		1,810,220
Depreciation and amortization	2,570,330		3,816,962
Taxes and insurance	1,473,141		2,026,785
Repairs and maintenance	2,715,059		3,785,689
Operating expenses	3,964,853		5,381,747
Other expenses	266,580		201,621
Operating Partnerships Total Expenses	12,251,496		17,023,024
NET INCOME (LOSS)	(1,067,753)		(1,053,394)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(1,061,168)	[1]	(1,286,395)	[2]
Net income (loss) allocated to other partners	(6,585)		233,001
Series Seven [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	0	[1]	0	[2]
Net income (loss) allocated to other partners	0		0
Series Nine [Member]
Revenue
Rental	1,785,676		2,055,809
Interest and other	34,716		39,037
Operating Partnerships Revenues	1,820,392		2,094,846
Expenses
Interest	183,715		211,231
Depreciation and amortization	451,567		514,857
Taxes and insurance	243,136		280,775
Repairs and maintenance	439,257		493,532
Operating expenses	599,676		680,801
Other expenses	44,394		19,720
Operating Partnerships Total Expenses	1,961,745		2,200,916
NET INCOME (LOSS)	(141,353)		(106,070)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(121,230)	[1]	(88,096)	[2]
Net income (loss) allocated to other partners	(20,123)		(17,974)
Series Ten [Member]
Revenue
Rental	1,247,397		1,987,174
Interest and other	58,946		43,319
Operating Partnerships Revenues	1,306,343		2,030,493
Expenses
Interest	135,754		186,509
Depreciation and amortization	299,409		534,421
Taxes and insurance	213,138		304,409
Repairs and maintenance	288,903		432,117
Operating expenses	446,909		683,712
Other expenses	31,039		33,032
Operating Partnerships Total Expenses	1,415,152		2,174,200
NET INCOME (LOSS)	(108,809)		(143,707)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(112,480)	[1]	(170,438)	[2]
Net income (loss) allocated to other partners	3,671		26,731
Series Eleven [Member]
Revenue
Rental	2,568,615		4,061,143
Interest and other	28,801		64,247
Operating Partnerships Revenues	2,597,416		4,125,390
Expenses
Interest	345,347		514,431
Depreciation and amortization	605,225		1,003,228
Taxes and insurance	367,627		542,904
Repairs and maintenance	616,388		932,418
Operating expenses	923,086		1,347,005
Other expenses	26,446		36,637
Operating Partnerships Total Expenses	2,884,119		4,376,623
NET INCOME (LOSS)	(286,703)		(251,233)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(243,525)	[1]	(322,392)	[2]
Net income (loss) allocated to other partners	(43,178)		71,159
Series Twelve [Member]
Revenue
Rental	1,821,202		2,401,366
Interest and other	19,558		55,386
Operating Partnerships Revenues	1,840,760		2,456,752
Expenses
Interest	267,908		331,562
Depreciation and amortization	427,501		523,977
Taxes and insurance	228,491		305,561
Repairs and maintenance	401,814		656,852
Operating expenses	620,764		798,804
Other expenses	37,782		44,243
Operating Partnerships Total Expenses	1,984,260		2,660,999
NET INCOME (LOSS)	(143,500)		(204,247)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(128,085)	[1]	(211,967)	[2]
Net income (loss) allocated to other partners	(15,415)		7,720
Series Fourteen [Member]
Revenue
Rental	3,568,576		5,150,508
Interest and other	50,256		111,641
Operating Partnerships Revenues	3,618,832		5,262,149
Expenses
Interest	328,809		566,487
Depreciation and amortization	786,628		1,240,479
Taxes and insurance	420,749		593,136
Repairs and maintenance	968,697		1,270,770
Operating expenses	1,374,418		1,871,425
Other expenses	126,919		67,989
Operating Partnerships Total Expenses	4,006,220		5,610,286
NET INCOME (LOSS)	(387,388)		(348,137)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership	(455,848)	[1]	(493,502)	[2]
Net income (loss) allocated to other partners	$ 68,460		$ 145,365

[1]	Amounts include $0, $121,230, $112,480, $243,525, $128,085 and $455,848 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $0, $88,096, $170,438, $322,392, $211,967 and $493,502 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.